Debt (Long-Term Debt - Scheduled Repayments) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Debt
Long-term debt repayments scheduled for 2013	$ 3,475
Long-term debt repayments scheduled for 2014	3,788
Long-term debt repayments scheduled for 2015	6,514
Long-term debt repayments scheduled for 2016	4,923
Long-term debt repayments scheduled for 2017	4,757
Long-term debt repayments scheduled for the period thereafter	$ 47,578
Weighted average interest rate of long-term debt repayment scheduled for 2013	4.90%
Weighted average interest rate of long-term debt repayment scheduled for 2014	5.20%
Weighted average interest rate of long-term debt repayment scheduled for 2015	3.20%
Weighted average interest rate of long-term debt repayment scheduled for 2016	3.70%
Weighted average interest rate of long-term debt repayment scheduled for 2017	2.50%
Weighted average interest rate of long-term debt repayment scheduled for the period thereafter	5.50%